Sullivan & Worcester llp 1666 K Street, NW Washington, DC 20006	T 202 775 1200 F 202 293 2275 www.sandw.com

January 26, 2018

VIA EDGAR

EDGAR Operations Branch
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ETF Managers Group Commodity Trust I

Registration Statement on Form S-1

CIK - 0001610940

Ladies and Gentlemen:

Enclosed for filing electronically is Pre-Effective Amendment No. 2 to the Registration Statement on Form S-1 for ETF Managers Group Commodity Trust I (the “Trust”). This filing is being made to register shares of the Breakwave Dry Bulk Shipping ETF, a new series of the Trust, and incorporates changes made in response to SEC and NFA comments.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1232.

Very truly yours,

/s/ Eric Simanek

Enclosures

cc: David C. Mahaffey, Esq.

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